CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
LIABILITIES AND SHAREHOLDERS' EQUITY
Outstanding amount on credit facility	$ 137,000	$ 137,000
SHAREHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	64,731,370	23,431,370
Common stock, shares outstanding (in shares)	61,986,847	20,686,847
Treasury stock, shares (in shares)	2,744,523	2,744,523